Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 2009


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     September 30, 2009
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 62
                                        -------------

Form 13F Information Table Value Total:	261456
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}




 FORM 13F INFORMATION TABLE

                                                    	INVEST- OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          CLASS           	(X$1000)       	CRETION GERS    SOLE


AFLAC INC	COMMON	001055102	5495	128574	SOLE	N/A	128574
ALBEMARLE CORP	COMMON	012653101	5315	153617	SOLE	N/A	153617
APACHE CORP	COMMON	037411105	249	2715	SOLE	N/A	2715
APTARGROUP INC	COMMON	038336103	4272	114343	SOLE	N/A	114343
ARCHER DANIELS 	COMMON	039483102	6409	219332	SOLE	N/A	219332
AUTOMATIC DATA 	COMMON	053015103	5596	142402	SOLE	N/A	142402
BADGER METER I	COMMON	056525108	1175	30375	SOLE	N/A	30375
BANK OF AMERIC	COMMON	060505104	195	11518	SOLE	N/A	11518
BECTON DICKINS	COMMON	075887109	2899	41560	SOLE	N/A	41560
BP PLC-SPONS 	ADR	055622104	429	8065	SOLE	N/A	8065
CATERPILLAR IN	COMMON	149123101	5172	100751	SOLE	N/A	100751
CENTURY TEL IN	COMMON	156700106	241	7170	SOLE	N/A	7170
COLGATE PALMOL	COMMON	194162103	346	4537	SOLE	N/A	4537
DNP SELECT INC	COMMON	23325p104	156	17500	SOLE	N/A	17500
EATON VANCE CO	COMMON	278265103	5240	187199	SOLE	N/A	187199
ECOLAB INC	COMMON	278865100	4274	92445	SOLE	N/A	92445
EMERSON ELECTR	COMMON	291011104	742	18521	SOLE	N/A	18521
ENBRIDGE ENERG	COMMON	29250r106	9447	209649	SOLE	N/A	209649
ENERGY TRANSFE	COMMON	29273V100	4139	147835	SOLE	N/A	147835
ENERGY TRANSFE	COMMON	29273r109	7398	173870	SOLE	N/A	173870
ENTERPRISE GP 	COMMON	293716106	2471	83530	SOLE	N/A	83530
ENTERPRISE PRO	COMMON	293792107	11410	402907	SOLE	N/A	402907
EXXON MOBIL CO	COMMON	30231g102	1306	19029	SOLE	N/A	19029
GENERAL ELECTR	COMMON	369604103	383	23325	SOLE	N/A	23325
ILLINOIS TOOL 	COMMON	452308109	2810	65803	SOLE	N/A	65803
INTL BUSINESS  	COMMON	459200101	8088	67623	SOLE	N/A	67623
ISHARES TR BAR	COMMON	464287176	1739	16900	SOLE	N/A	16900
JOHN HANCOCK T	COMMON	41013v100	125	10350	SOLE	N/A	10350
JOHNSON & JOHN	COMMON	478160104	6578	108035	SOLE	N/A	108035
JPMORGAN CHASE	COMMON	46625h100	396	9048	SOLE	N/A	9048
KINDER MORGAN  	COMMON	494550106	4022	74445	SOLE	N/A	74445
LEGGETT & PLAT	COMMON	524660107	2594	133700	SOLE	N/A	133700
LINEAR TECHNOL	COMMON	535678106	3666	132677	SOLE	N/A	132677
LINN ENERGY LL	COMMON	536020100	9008	393357	SOLE	N/A	393357
MAGELLAN MIDST	COMMON	559080106	13004	345845	SOLE	N/A	345845
MCDONALDS CORP	COMMON	580135101	8023	140574	SOLE	N/A	140574
MEDTRONIC INC	COMMON	585055106	2934	79716	SOLE	N/A	79716
MERIDIAN BIOS	COMMON	589584101	2923	116866	SOLE	N/A	116866
NATURAL RESOU	COMMON	63900P103	10964	525370	SOLE	N/A	525370
NOVO NORDISK 	ADR	670100205	8570	136134	SOLE	N/A	136134
NUCOR CORP	COMMON	670346105	2166	46075	SOLE	N/A	46075
NUSTAR ENERGY	COMMON	67058h102	5462	105363	SOLE	N/A	105363
NUSTAR GP	COMMON	67059L102	337	13595	SOLE	N/A	13595
ONEOK PARTNERS	COMMON	68268n103	898	16970	SOLE	N/A	16970
PAYCHEX INC	COMMON	704326107	3125	107580	SOLE	N/A	107580
PENN VIRGINIA  	COMMON	707884102	378	22050	SOLE	N/A	22050
PEPSICO INC	COMMON	713448108	4913	83752	SOLE	N/A	83752
PIMCO CORPORA	COMMON	72200u100	206	14750	SOLE	N/A	14750
PIMCO MUNI INC	COMMON	72200w106	209	18650	SOLE	N/A	18650
PLAINS ALL AME	COMMON	726503105	9072	195987	SOLE	N/A	195987
PNC FINANCIAL  	COMMON	693475105	486	10000	SOLE	N/A	10000
PRAXAIR INC	COMMON	74005p104	6648	81380	SOLE	N/A	81380
PROCTER & GAMB	COMMON	742718109	5867	101289	SOLE	N/A	101289
SEI INVESTMENT	COMMON	784117103	3527	179231	SOLE	N/A	179231
SUNOCO LOGISTI	COMMON	86764l108	14916	251740	SOLE	N/A	251740
TELEFLEX INC	COMMON	879369106	5984	123867	SOLE	N/A	123867
TEPPCO PARTNER	COMMON	872384102	982	28270	SOLE	N/A	28270
TEVA PHARMACEU	ADR	881624209	6215	122931	SOLE	N/A	122931
United Technol	COMMON	913017109	4844	79498	SOLE	N/A	79498
WALGREEN CO	COMMON	931422109	4589	122460	SOLE	N/A	122460
WALMART STORES	COMMON	931142103	4095	83415	SOLE	N/A	83415
WILLIAMS PARTN	COMMON	96950F104	6335	271995	SOLE	N/A	271995








3